Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of transactions with other related parties
	2021
	Assets/ (Liabilities)	Revenues (expenses)

Others	299	(1,685)

There are no post-employment benefits, such as pensions and other retirement benefits. The remuneration of the directors and other key management personnel of the Company is set out in aggregate below.

There are no post-employment benefits, such as pensions and other retirement benefits. The remuneration of the directors and other key management personnel of the Company is set out in aggregate below.

	2021	2020	2019

Consolidated statements of income or loss
Fixed and variable compensation	34,252	9,029	10,464